Expense Example	Prospectus #1 Calvert High Yield Bond Fund Class A 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class A 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class C 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class I 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class R6 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 10 Years	Prospectus #1 Calvert Income Fund Class A 1 Year	Prospectus #1 Calvert Income Fund Class A 3 Years	Prospectus #1 Calvert Income Fund Class A 5 Years	Prospectus #1 Calvert Income Fund Class A 10 Years	Prospectus #1 Calvert Income Fund Class C 1 Year	Prospectus #1 Calvert Income Fund Class C 3 Years	Prospectus #1 Calvert Income Fund Class C 5 Years	Prospectus #1 Calvert Income Fund Class C 10 Years	Prospectus #1 Calvert Income Fund Class I 1 Year	Prospectus #1 Calvert Income Fund Class I 3 Years	Prospectus #1 Calvert Income Fund Class I 5 Years	Prospectus #1 Calvert Income Fund Class I 10 Years	Prospectus #1 Calvert Income Fund Class R6 1 Year	Prospectus #1 Calvert Income Fund Class R6 3 Years	Prospectus #1 Calvert Income Fund Class R6 5 Years	Prospectus #1 Calvert Income Fund Class R6 10 Years	Prospectus #1 Calvert Core Bond Fund Class A 1 Year	Prospectus #1 Calvert Core Bond Fund Class A 3 Years	Prospectus #1 Calvert Core Bond Fund Class A 5 Years	Prospectus #1 Calvert Core Bond Fund Class A 10 Years	Prospectus #1 Calvert Core Bond Fund Class I 1 Year	Prospectus #1 Calvert Core Bond Fund Class I 3 Years	Prospectus #1 Calvert Core Bond Fund Class I 5 Years	Prospectus #1 Calvert Core Bond Fund Class I 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class A 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class C 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class I 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class R6 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 10 Years	Prospectus #1 Calvert Mortgage Access Fund Class A 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class A 3 Years	Prospectus #1 Calvert Mortgage Access Fund Class C 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class C 3 Years	Prospectus #1 Calvert Mortgage Access Fund Class I 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class I 3 Years	Prospectus #1 Calvert Mortgage Access Fund Class R6 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class R6 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 10 Years
USD ($)	426	639	870	1,532	280	557	959	1,886	79	246	428	954	70	221	384	859	415	606	812	1,408	269	523	902	1,766	67	211	368	822	61	192	335	750	398	589	796	1,393	50	194	351	806	301	462	638	1,146	254	477	824	1,599	52	164	285	640	45	141	246	555	398	730	252	649	50	341	50	341	74	237	414	928	48	157	277	625	44	145	255	576